Share-based compensation - Summary of Activity of Restricted Share Units (Details) - Restricted Share Units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2011 Equity Incentive Plan
Units
Units, beginning balance (in shares)	937,839	1,605,049	1,736,845
Annual grant (in shares)		35,000	520,393
Forfeitures (in shares)	(4,367)	(239,621)	(117,600)
Units, ending balance (in shares)	451,198	937,839	1,605,049
Units, exercisable (in shares)	0
Weighted-average strike price
Units, beginning balance (in dollars per share)	$ 7.50	$ 7.41	$ 6.65
Annual grant (in dollars per share)		8.00	8.50
Forfeitures (in dollars per share)	7.75	7.74	7.24
Units, ending balance (in dollars per share)	7.80	$ 7.50	$ 7.41
Units, exercisable (in dollars per share)	$ 0
Number of units outstanding	451,198
Weighted-average grant-date fair market value per unit (in dollars per share)	$ 7.80
Total grant-date fair value	$ 3,519
Weighted-average accumulated percentage of service	80.44%
Stock-based compensation recognized in Additional paid-in capital	$ 2,831
Compensation expense not yet recognized	$ 688
Weighted-average period for recognition	8 months 12 days
Partial Vesting
Units
Partial vesting (in shares)			(534,589)
Weighted-average strike price
Partial vesting (in dollars per share)			$ 6.01
2014 grant
Units
Partial vesting (in shares)		(38,222)
Weighted-average strike price
Partial vesting (in dollars per share)		$ 8.58
2015 grant
Units
Partial vesting (in shares)	(101,928)	(115,634)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 6.33	$ 6.33
2016 grant
Units
Partial vesting (in shares)	(114,045)	(134,501)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 4.70	$ 4.70
2017 grant
Units
Partial vesting (in shares)	(67,606)	(174,232)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 9.20	$ 9.20
2018 grant
Units
Partial vesting (in shares)	(163,695)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 8.50
2019 grant
Units
Partial vesting (in shares)	(35,000)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 8.00